Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST
Entity Central Index Key	0000778365
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000013166
Shareholder Report [Line Items]
Fund Name	Eaton Vance California Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	EACAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.77%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity detracted from Fund performance during the period

↓ Security selections in AA-rated bonds also detracted from Fund performance relative to the Index

↓ Security selections in the hospital sector hurt performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds helped Index-relative returns during the period

↑ Security selections in the local general obligation bonds sector, also helped performance

↑ Security selections in bonds with 4% coupon rates contributed to performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$9,730	$10,040	$10,037
11/15	$9,805	$10,080	$10,076
12/15	$9,889	$10,150	$10,152
1/16	$10,020	$10,272	$10,263
2/16	$10,036	$10,288	$10,280
3/16	$10,099	$10,320	$10,314
4/16	$10,191	$10,396	$10,392
5/16	$10,252	$10,424	$10,422
6/16	$10,477	$10,590	$10,587
7/16	$10,451	$10,597	$10,592
8/16	$10,481	$10,611	$10,610
9/16	$10,432	$10,558	$10,545
10/16	$10,316	$10,447	$10,422
11/16	$9,879	$10,058	$10,020
12/16	$9,958	$10,176	$10,138
1/17	$9,998	$10,243	$10,217
2/17	$10,061	$10,314	$10,277
3/17	$10,093	$10,336	$10,297
4/17	$10,164	$10,411	$10,369
5/17	$10,304	$10,577	$10,542
6/17	$10,276	$10,539	$10,507
7/17	$10,337	$10,624	$10,599
8/17	$10,418	$10,705	$10,665
9/17	$10,369	$10,650	$10,615
10/17	$10,350	$10,676	$10,649
11/17	$10,311	$10,619	$10,592
12/17	$10,413	$10,730	$10,708
1/18	$10,284	$10,604	$10,580
2/18	$10,257	$10,572	$10,546
3/18	$10,309	$10,611	$10,593
4/18	$10,271	$10,573	$10,550
5/18	$10,436	$10,694	$10,693
6/18	$10,458	$10,703	$10,696
7/18	$10,470	$10,729	$10,721
8/18	$10,503	$10,757	$10,755
9/18	$10,423	$10,687	$10,672
10/18	$10,323	$10,622	$10,599
11/18	$10,418	$10,739	$10,709
12/18	$10,523	$10,868	$10,827
1/19	$10,577	$10,950	$10,898
2/19	$10,621	$11,008	$10,952
3/19	$10,830	$11,182	$11,132
4/19	$10,874	$11,224	$11,180
5/19	$11,041	$11,379	$11,344
6/19	$11,084	$11,421	$11,383
7/19	$11,168	$11,513	$11,478
8/19	$11,396	$11,695	$11,664
9/19	$11,312	$11,601	$11,577
10/19	$11,310	$11,622	$11,598
11/19	$11,320	$11,651	$11,624
12/19	$11,357	$11,687	$11,658
1/20	$11,545	$11,897	$11,866
2/20	$11,703	$12,050	$12,020
3/20	$11,226	$11,613	$11,600
4/20	$11,088	$11,467	$11,476
5/20	$11,459	$11,832	$11,865
6/20	$11,574	$11,929	$11,933
7/20	$11,804	$12,130	$12,138
8/20	$11,723	$12,073	$12,058
9/20	$11,716	$12,076	$12,054
10/20	$11,698	$12,040	$12,021
11/20	$11,906	$12,221	$12,207
12/20	$11,962	$12,296	$12,257
1/21	$12,006	$12,374	$12,316
2/21	$11,803	$12,177	$12,092
3/21	$11,834	$12,253	$12,176
4/21	$11,932	$12,355	$12,272
5/21	$11,964	$12,392	$12,306
6/21	$11,997	$12,426	$12,338
7/21	$12,096	$12,529	$12,441
8/21	$12,043	$12,483	$12,399
9/21	$11,958	$12,393	$12,307
10/21	$11,936	$12,357	$12,273
11/21	$12,025	$12,462	$12,382
12/21	$12,023	$12,482	$12,407
1/22	$11,728	$12,141	$12,039
2/22	$11,664	$12,097	$12,002
3/22	$11,293	$11,705	$11,603
4/22	$10,989	$11,381	$11,266
5/22	$11,104	$11,550	$11,457
6/22	$10,970	$11,361	$11,279
7/22	$11,187	$11,661	$11,597
8/22	$11,021	$11,406	$11,349
9/22	$10,720	$10,968	$10,929
10/22	$10,634	$10,877	$10,858
11/22	$11,084	$11,385	$11,357
12/22	$11,089	$11,418	$11,394
1/23	$11,408	$11,746	$11,701
2/23	$11,191	$11,480	$11,435
3/23	$11,389	$11,735	$11,684
4/23	$11,385	$11,708	$11,655
5/23	$11,314	$11,607	$11,558
6/23	$11,400	$11,723	$11,672
7/23	$11,430	$11,770	$11,719
8/23	$11,346	$11,600	$11,584
9/23	$11,081	$11,260	$11,251
10/23	$10,919	$11,164	$11,154
11/23	$11,561	$11,873	$11,836
12/23	$11,801	$12,149	$12,103
1/24	$11,799	$12,087	$12,053
2/24	$11,810	$12,102	$12,067
3/24	$11,819	$12,102	$12,052
4/24	$11,712	$11,952	$11,898
5/24	$11,722	$11,917	$11,862
6/24	$11,860	$12,100	$12,028
7/24	$11,963	$12,210	$12,135
8/24	$12,067	$12,306	$12,237
9/24	$12,207	$12,428	$12,361
10/24	$12,051	$12,247	$12,193
11/24	$12,250	$12,458	$12,386
12/24	$12,117	$12,277	$12,226
1/25	$12,114	$12,338	$12,243
2/25	$12,255	$12,461	$12,379
3/25	$12,036	$12,250	$12,168
4/25	$11,914	$12,151	$12,041
5/25	$11,841	$12,159	$12,064
6/25	$11,916	$12,234	$12,152
7/25	$11,833	$12,210	$12,139
8/25	$11,941	$12,316	$12,260
9/25	$12,273	$12,601	$12,534

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	0.50%	0.92%	2.40%
Class A with 3.25% Maximum Sales Charge	(2.80)%	0.25%	2.07%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg California Municipal Bond Index	1.40%	0.78%	2.28%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 995,973,929
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 3,972,803
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$995,973,929
# of Portfolio Holdings	380
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$3,972,803

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.5%
Industrial Development Revenue	3.1%
Hospital	3.3%
Water and Sewer	4.7%
Other Revenue	5.1%
Education	10.6%
Transportation	12.6%
General Obligations	50.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.4%
BB	5.0%
BBB	2.0%
A	12.4%
AA	62.0%
AAA	16.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013168
Shareholder Report [Line Items]
Fund Name	Eaton Vance California Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	ECCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.52%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity detracted from Fund performance during the period

↓ Security selections in AA-rated bonds also detracted from Fund performance relative to the Index

↓ Security selections in the hospital sector hurt performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds helped Index-relative returns during the period

↑ Security selections in the local general obligation bonds sector, also helped performance

↑ Security selections in bonds with 4% coupon rates contributed to performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$10,053	$10,040	$10,037
11/15	$10,117	$10,080	$10,076
12/15	$10,202	$10,150	$10,152
1/16	$10,329	$10,272	$10,263
2/16	$10,339	$10,288	$10,280
3/16	$10,401	$10,320	$10,314
4/16	$10,483	$10,396	$10,392
5/16	$10,543	$10,424	$10,422
6/16	$10,762	$10,590	$10,587
7/16	$10,725	$10,597	$10,592
8/16	$10,750	$10,611	$10,610
9/16	$10,699	$10,558	$10,545
10/16	$10,571	$10,447	$10,422
11/16	$10,122	$10,058	$10,020
12/16	$10,202	$10,176	$10,138
1/17	$10,228	$10,243	$10,217
2/17	$10,289	$10,314	$10,277
3/17	$10,316	$10,336	$10,297
4/17	$10,375	$10,411	$10,369
5/17	$10,510	$10,577	$10,542
6/17	$10,482	$10,539	$10,507
7/17	$10,531	$10,624	$10,599
8/17	$10,611	$10,705	$10,665
9/17	$10,549	$10,650	$10,615
10/17	$10,531	$10,676	$10,649
11/17	$10,490	$10,619	$10,592
12/17	$10,582	$10,730	$10,708
1/18	$10,444	$10,604	$10,580
2/18	$10,406	$10,572	$10,546
3/18	$10,455	$10,611	$10,593
4/18	$10,416	$10,573	$10,550
5/18	$10,577	$10,694	$10,693
6/18	$10,582	$10,703	$10,696
7/18	$10,587	$10,729	$10,721
8/18	$10,624	$10,757	$10,755
9/18	$10,540	$10,687	$10,672
10/18	$10,422	$10,622	$10,599
11/18	$10,518	$10,739	$10,709
12/18	$10,613	$10,868	$10,827
1/19	$10,663	$10,950	$10,898
2/19	$10,703	$11,008	$10,952
3/19	$10,900	$11,182	$11,132
4/19	$10,938	$11,224	$11,180
5/19	$11,100	$11,379	$11,344
6/19	$11,138	$11,421	$11,383
7/19	$11,220	$11,513	$11,478
8/19	$11,437	$11,695	$11,664
9/19	$11,348	$11,601	$11,577
10/19	$11,337	$11,622	$11,598
11/19	$11,339	$11,651	$11,624
12/19	$11,370	$11,687	$11,658
1/20	$11,554	$11,897	$11,866
2/20	$11,704	$12,050	$12,020
3/20	$11,214	$11,613	$11,600
4/20	$11,079	$11,467	$11,476
5/20	$11,438	$11,832	$11,865
6/20	$11,542	$11,929	$11,933
7/20	$11,769	$12,130	$12,138
8/20	$11,673	$12,073	$12,058
9/20	$11,669	$12,076	$12,054
10/20	$11,641	$12,040	$12,021
11/20	$11,845	$12,221	$12,207
12/20	$11,884	$12,296	$12,257
1/21	$11,923	$12,374	$12,316
2/21	$11,709	$12,177	$12,092
3/21	$11,734	$12,253	$12,176
4/21	$11,819	$12,355	$12,272
5/21	$11,857	$12,392	$12,306
6/21	$11,873	$12,426	$12,338
7/21	$11,959	$12,529	$12,441
8/21	$11,905	$12,483	$12,399
9/21	$11,805	$12,393	$12,307
10/21	$11,785	$12,357	$12,273
11/21	$11,872	$12,462	$12,382
12/21	$11,849	$12,482	$12,407
1/22	$11,561	$12,141	$12,039
2/22	$11,486	$12,097	$12,002
3/22	$11,117	$11,705	$11,603
4/22	$10,809	$11,381	$11,266
5/22	$10,911	$11,550	$11,457
6/22	$10,772	$11,361	$11,279
7/22	$10,983	$11,661	$11,597
8/22	$10,809	$11,406	$11,349
9/22	$10,516	$10,968	$10,929
10/22	$10,416	$10,877	$10,858
11/22	$10,861	$11,385	$11,357
12/22	$10,858	$11,418	$11,394
1/23	$11,151	$11,746	$11,701
2/23	$10,936	$11,480	$11,435
3/23	$11,125	$11,735	$11,684
4/23	$11,111	$11,708	$11,655
5/23	$11,038	$11,607	$11,558
6/23	$11,108	$11,723	$11,672
7/23	$11,142	$11,770	$11,719
8/23	$11,044	$11,600	$11,584
9/23	$10,792	$11,260	$11,251
10/23	$10,624	$11,164	$11,154
11/23	$11,241	$11,873	$11,836
12/23	$11,460	$12,149	$12,103
1/24	$11,460	$12,087	$12,053
2/24	$11,461	$12,102	$12,067
3/24	$11,461	$12,102	$12,052
4/24	$11,352	$11,952	$11,898
5/24	$11,352	$11,917	$11,862
6/24	$11,475	$12,100	$12,028
7/24	$11,561	$12,210	$12,135
8/24	$11,660	$12,306	$12,237
9/24	$11,784	$12,428	$12,361
10/24	$11,636	$12,247	$12,193
11/24	$11,821	$12,458	$12,386
12/24	$11,684	$12,277	$12,226
1/25	$11,671	$12,338	$12,243
2/25	$11,796	$12,461	$12,379
3/25	$11,583	$12,250	$12,168
4/25	$11,459	$12,151	$12,041
5/25	$11,385	$12,159	$12,064
6/25	$11,441	$12,234	$12,152
7/25	$11,357	$12,210	$12,139
8/25	$11,459	$12,316	$12,260
9/25	$11,947	$12,601	$12,534

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(0.18)%	0.16%	1.79%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(1.15)%	0.16%	1.79%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg California Municipal Bond Index	1.40%	0.78%	2.28%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 995,973,929
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 3,972,803
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$995,973,929
# of Portfolio Holdings	380
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$3,972,803

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.5%
Industrial Development Revenue	3.1%
Hospital	3.3%
Water and Sewer	4.7%
Other Revenue	5.1%
Education	10.6%
Transportation	12.6%
General Obligations	50.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.4%
BB	5.0%
BBB	2.0%
A	12.4%
AA	62.0%
AAA	16.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063954
Shareholder Report [Line Items]
Fund Name	Eaton Vance California Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	EICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.52%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity detracted from Fund performance during the period

↓ Security selections in AA-rated bonds also detracted from Fund performance relative to the Index

↓ Security selections in the hospital sector hurt performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds helped Index-relative returns during the period

↑ Security selections in the local general obligation bonds sector, also helped performance

↑ Security selections in bonds with 4% coupon rates contributed to performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,022,734	$1,015,049	$1,015,167
3/16	$1,045,117	$1,032,035	$1,031,422
6/16	$1,084,785	$1,059,019	$1,058,720
9/16	$1,080,893	$1,055,799	$1,054,474
12/16	$1,032,424	$1,017,567	$1,013,792
3/17	$1,046,038	$1,033,627	$1,029,687
6/17	$1,066,718	$1,053,857	$1,050,685
9/17	$1,077,086	$1,065,026	$1,061,475
12/17	$1,082,257	$1,073,008	$1,070,819
3/18	$1,072,164	$1,061,109	$1,059,331
6/18	$1,087,298	$1,070,343	$1,069,598
9/18	$1,085,402	$1,068,731	$1,067,226
12/18	$1,096,485	$1,086,765	$1,082,712
3/19	$1,128,094	$1,118,244	$1,113,178
6/19	$1,156,335	$1,142,123	$1,138,311
9/19	$1,180,792	$1,160,114	$1,157,749
12/19	$1,186,229	$1,168,656	$1,165,761
3/20	$1,172,099	$1,161,286	$1,160,036
6/20	$1,209,191	$1,192,928	$1,193,311
9/20	$1,225,901	$1,207,584	$1,205,417
12/20	$1,252,332	$1,229,570	$1,225,749
3/21	$1,239,796	$1,225,255	$1,217,550
6/21	$1,257,633	$1,242,621	$1,233,815
9/21	$1,253,151	$1,239,320	$1,230,732
12/21	$1,260,754	$1,248,226	$1,240,656
3/22	$1,185,000	$1,170,494	$1,160,286
6/22	$1,151,788	$1,136,108	$1,127,893
9/22	$1,127,430	$1,096,793	$1,092,927
12/22	$1,166,968	$1,141,805	$1,139,354
3/23	$1,198,091	$1,173,516	$1,168,441
6/23	$1,199,981	$1,172,316	$1,167,203
9/23	$1,168,346	$1,126,011	$1,125,118
12/23	$1,243,762	$1,214,897	$1,210,263
3/24	$1,246,389	$1,210,206	$1,205,190
6/24	$1,252,753	$1,209,978	$1,202,800
9/24	$1,288,947	$1,242,799	$1,236,121
12/24	$1,281,480	$1,227,696	$1,222,638
3/25	$1,273,745	$1,224,965	$1,216,797
6/25	$1,260,511	$1,223,446	$1,215,153
9/25	$1,298,584	$1,260,108	$1,253,389

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	0.75%	1.16%	2.64%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg California Municipal Bond Index	1.40%	0.78%	2.28%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 995,973,929
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 3,972,803
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$995,973,929
# of Portfolio Holdings	380
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$3,972,803

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.5%
Industrial Development Revenue	3.1%
Hospital	3.3%
Water and Sewer	4.7%
Other Revenue	5.1%
Education	10.6%
Transportation	12.6%
General Obligations	50.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.4%
BB	5.0%
BBB	2.0%
A	12.4%
AA	62.0%
AAA	16.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013108
Shareholder Report [Line Items]
Fund Name	Eaton Vance Massachusetts Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.82%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from returns relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity also detracted from Fund performance

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from performance relative to the Index during the period

↑ Security selections in bonds with 8 to 12 years remaining to maturity contributed to returns relative to the Index

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

↑ An underweight allocation to and security selections in the special tax sector contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Municipal Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$9,717	$10,040	$10,028
11/15	$9,789	$10,080	$10,067
12/15	$9,884	$10,150	$10,137
1/16	$9,971	$10,272	$10,258
2/16	$9,923	$10,288	$10,272
3/16	$9,984	$10,320	$10,300
4/16	$10,077	$10,396	$10,373
5/16	$10,103	$10,424	$10,394
6/16	$10,263	$10,590	$10,567
7/16	$10,214	$10,597	$10,574
8/16	$10,240	$10,611	$10,574
9/16	$10,178	$10,558	$10,514
10/16	$10,082	$10,447	$10,407
11/16	$9,676	$10,058	$9,984
12/16	$9,815	$10,176	$10,117
1/17	$9,831	$10,243	$10,180
2/17	$9,881	$10,314	$10,251
3/17	$9,920	$10,336	$10,274
4/17	$9,980	$10,411	$10,346
5/17	$10,129	$10,577	$10,517
6/17	$10,088	$10,539	$10,471
7/17	$10,147	$10,624	$10,550
8/17	$10,219	$10,705	$10,632
9/17	$10,176	$10,650	$10,556
10/17	$10,181	$10,676	$10,580
11/17	$10,129	$10,619	$10,525
12/17	$10,263	$10,730	$10,633
1/18	$10,105	$10,604	$10,493
2/18	$10,063	$10,572	$10,458
3/18	$10,125	$10,611	$10,506
4/18	$10,092	$10,573	$10,459
5/18	$10,187	$10,694	$10,575
6/18	$10,189	$10,703	$10,582
7/18	$10,202	$10,729	$10,603
8/18	$10,204	$10,757	$10,633
9/18	$10,159	$10,687	$10,554
10/18	$10,090	$10,622	$10,489
11/18	$10,187	$10,739	$10,619
12/18	$10,296	$10,868	$10,752
1/19	$10,357	$10,950	$10,825
2/19	$10,419	$11,008	$10,884
3/19	$10,563	$11,182	$11,049
4/19	$10,613	$11,224	$11,092
5/19	$10,734	$11,379	$11,233
6/19	$10,771	$11,421	$11,274
7/19	$10,843	$11,513	$11,363
8/19	$11,024	$11,695	$11,540
9/19	$10,918	$11,601	$11,452
10/19	$10,916	$11,622	$11,480
11/19	$10,915	$11,651	$11,502
12/19	$10,939	$11,687	$11,532
1/20	$11,147	$11,897	$11,738
2/20	$11,307	$12,050	$11,870
3/20	$10,926	$11,613	$11,560
4/20	$10,753	$11,467	$11,451
5/20	$11,073	$11,832	$11,828
6/20	$11,146	$11,929	$11,831
7/20	$11,317	$12,130	$12,025
8/20	$11,264	$12,073	$11,957
9/20	$11,260	$12,076	$11,965
10/20	$11,231	$12,040	$11,930
11/20	$11,365	$12,221	$12,091
12/20	$11,424	$12,296	$12,142
1/21	$11,454	$12,374	$12,197
2/21	$11,270	$12,177	$11,983
3/21	$11,311	$12,253	$12,063
4/21	$11,391	$12,355	$12,161
5/21	$11,421	$12,392	$12,180
6/21	$11,451	$12,426	$12,204
7/21	$11,531	$12,529	$12,303
8/21	$11,496	$12,483	$12,262
9/21	$11,399	$12,393	$12,161
10/21	$11,378	$12,357	$12,128
11/21	$11,459	$12,462	$12,235
12/21	$11,452	$12,482	$12,256
1/22	$11,161	$12,141	$11,908
2/22	$11,102	$12,097	$11,870
3/22	$10,747	$11,705	$11,494
4/22	$10,381	$11,381	$11,170
5/22	$10,465	$11,550	$11,343
6/22	$10,292	$11,361	$11,170
7/22	$10,597	$11,661	$11,450
8/22	$10,322	$11,406	$11,219
9/22	$9,929	$10,968	$10,792
10/22	$9,875	$10,877	$10,713
11/22	$10,356	$11,385	$11,205
12/22	$10,341	$11,418	$11,226
1/23	$10,641	$11,746	$11,532
2/23	$10,392	$11,480	$11,275
3/23	$10,601	$11,735	$11,532
4/23	$10,601	$11,708	$11,494
5/23	$10,508	$11,607	$11,390
6/23	$10,588	$11,723	$11,473
7/23	$10,588	$11,770	$11,512
8/23	$10,495	$11,600	$11,349
9/23	$10,203	$11,260	$11,029
10/23	$10,030	$11,164	$10,948
11/23	$10,688	$11,873	$11,590
12/23	$10,932	$12,149	$11,856
1/24	$10,919	$12,087	$11,804
2/24	$10,908	$12,102	$11,814
3/24	$10,896	$12,102	$11,812
4/24	$10,777	$11,952	$11,656
5/24	$10,711	$11,917	$11,609
6/24	$10,906	$12,100	$11,777
7/24	$11,005	$12,210	$11,899
8/24	$11,063	$12,306	$12,007
9/24	$11,191	$12,428	$12,126
10/24	$11,000	$12,247	$11,931
11/24	$11,197	$12,458	$12,151
12/24	$10,992	$12,277	$11,976
1/25	$10,981	$12,338	$12,007
2/25	$11,083	$12,461	$12,125
3/25	$10,861	$12,250	$11,908
4/25	$10,766	$12,151	$11,823
5/25	$10,713	$12,159	$11,826
6/25	$10,801	$12,234	$11,904
7/25	$10,733	$12,210	$11,883
8/25	$10,834	$12,316	$11,983
9/25	$11,116	$12,601	$12,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	(0.70)%	(0.26)%	1.39%
Class A with 3.25% Maximum Sales Charge	(3.91)%	(0.91)%	1.06%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg Massachusetts Municipal Bond Index	1.06%	0.48%	2.05%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 132,108,538
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 511,339
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$132,108,538
# of Portfolio Holdings	73
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$511,339

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	13.3%
Housing	4.6%
Transportation	7.9%
Special Tax Revenue	11.6%
General Obligations	14.8%
Hospital	18.4%
Education	29.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.0%
B	0.9%
BB	4.7%
BBB	8.4%
A	12.9%
AA	52.0%
AAA	17.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000034083
Shareholder Report [Line Items]
Fund Name	Eaton Vance Massachusetts Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.57%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from returns relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity also detracted from Fund performance

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from performance relative to the Index during the period

↑ Security selections in bonds with 8 to 12 years remaining to maturity contributed to returns relative to the Index

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

↑ An underweight allocation to and security selections in the special tax sector contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Municipal Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$10,026	$10,040	$10,028
11/15	$10,094	$10,080	$10,067
12/15	$10,196	$10,150	$10,137
1/16	$10,279	$10,272	$10,258
2/16	$10,224	$10,288	$10,272
3/16	$10,280	$10,320	$10,300
4/16	$10,370	$10,396	$10,373
5/16	$10,391	$10,424	$10,394
6/16	$10,548	$10,590	$10,567
7/16	$10,491	$10,597	$10,574
8/16	$10,511	$10,611	$10,574
9/16	$10,441	$10,558	$10,514
10/16	$10,336	$10,447	$10,407
11/16	$9,914	$10,058	$9,984
12/16	$10,050	$10,176	$10,117
1/17	$10,049	$10,243	$10,180
2/17	$10,094	$10,314	$10,251
3/17	$10,139	$10,336	$10,274
4/17	$10,182	$10,411	$10,346
5/17	$10,328	$10,577	$10,517
6/17	$10,279	$10,539	$10,471
7/17	$10,345	$10,624	$10,550
8/17	$10,400	$10,705	$10,632
9/17	$10,350	$10,650	$10,556
10/17	$10,348	$10,676	$10,580
11/17	$10,301	$10,619	$10,525
12/17	$10,418	$10,730	$10,633
1/18	$10,264	$10,604	$10,493
2/18	$10,216	$10,572	$10,458
3/18	$10,272	$10,611	$10,506
4/18	$10,232	$10,573	$10,459
5/18	$10,322	$10,694	$10,575
6/18	$10,305	$10,703	$10,582
7/18	$10,324	$10,729	$10,603
8/18	$10,320	$10,757	$10,633
9/18	$10,268	$10,687	$10,554
10/18	$10,180	$10,622	$10,489
11/18	$10,272	$10,739	$10,619
12/18	$10,386	$10,868	$10,752
1/19	$10,429	$10,950	$10,825
2/19	$10,497	$11,008	$10,884
3/19	$10,625	$11,182	$11,049
4/19	$10,668	$11,224	$11,092
5/19	$10,795	$11,379	$11,233
6/19	$10,813	$11,421	$11,274
7/19	$10,891	$11,513	$11,363
8/19	$11,053	$11,695	$11,540
9/19	$10,940	$11,601	$11,452
10/19	$10,931	$11,622	$11,480
11/19	$10,936	$11,651	$11,502
12/19	$10,953	$11,687	$11,532
1/20	$11,153	$11,897	$11,738
2/20	$11,295	$12,050	$11,870
3/20	$10,908	$11,613	$11,560
4/20	$10,729	$11,467	$11,451
5/20	$11,042	$11,832	$11,828
6/20	$11,108	$11,929	$11,831
7/20	$11,272	$12,130	$12,025
8/20	$11,213	$12,073	$11,957
9/20	$11,203	$12,076	$11,965
10/20	$11,168	$12,040	$11,930
11/20	$11,295	$12,221	$12,091
12/20	$11,348	$12,296	$12,142
1/21	$11,370	$12,374	$12,197
2/21	$11,182	$12,177	$11,983
3/21	$11,203	$12,253	$12,063
4/21	$11,275	$12,355	$12,161
5/21	$11,297	$12,392	$12,180
6/21	$11,320	$12,426	$12,204
7/21	$11,404	$12,529	$12,303
8/21	$11,363	$12,483	$12,262
9/21	$11,247	$12,393	$12,161
10/21	$11,232	$12,357	$12,128
11/21	$11,305	$12,462	$12,235
12/21	$11,291	$12,482	$12,256
1/22	$10,997	$12,141	$11,908
2/22	$10,920	$12,097	$11,870
3/22	$10,564	$11,705	$11,494
4/22	$10,196	$11,381	$11,170
5/22	$10,285	$11,550	$11,343
6/22	$10,109	$11,361	$11,170
7/22	$10,390	$11,661	$11,450
8/22	$10,126	$11,406	$11,219
9/22	$9,734	$10,968	$10,792
10/22	$9,662	$10,877	$10,713
11/22	$10,127	$11,385	$11,205
12/22	$10,119	$11,418	$11,226
1/23	$10,406	$11,746	$11,532
2/23	$10,156	$11,480	$11,275
3/23	$10,355	$11,735	$11,532
4/23	$10,348	$11,708	$11,494
5/23	$10,251	$11,607	$11,390
6/23	$10,309	$11,723	$11,473
7/23	$10,316	$11,770	$11,512
8/23	$10,219	$11,600	$11,349
9/23	$9,928	$11,260	$11,029
10/23	$9,753	$11,164	$10,948
11/23	$10,387	$11,873	$11,590
12/23	$10,617	$12,149	$11,856
1/24	$10,585	$12,087	$11,804
2/24	$10,581	$12,102	$11,814
3/24	$10,563	$12,102	$11,812
4/24	$10,441	$11,952	$11,656
5/24	$10,370	$11,917	$11,609
6/24	$10,552	$12,100	$11,777
7/24	$10,642	$12,210	$11,899
8/24	$10,691	$12,306	$12,007
9/24	$10,808	$12,428	$12,126
10/24	$10,604	$12,247	$11,931
11/24	$10,801	$12,458	$12,151
12/24	$10,595	$12,277	$11,976
1/25	$10,579	$12,338	$12,007
2/25	$10,670	$12,461	$12,125
3/25	$10,436	$12,250	$11,908
4/25	$10,352	$12,151	$11,823
5/25	$10,295	$12,159	$11,826
6/25	$10,359	$12,234	$11,904
7/25	$10,301	$12,210	$11,883
8/25	$10,392	$12,316	$11,983
9/25	$10,812	$12,601	$12,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.44)%	(1.00)%	0.78%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.40)%	(1.00)%	0.78%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg Massachusetts Municipal Bond Index	1.06%	0.48%	2.05%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 132,108,538
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 511,339
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$132,108,538
# of Portfolio Holdings	73
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$511,339

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	13.3%
Housing	4.6%
Transportation	7.9%
Special Tax Revenue	11.6%
General Obligations	14.8%
Hospital	18.4%
Education	29.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.0%
B	0.9%
BB	4.7%
BBB	8.4%
A	12.9%
AA	52.0%
AAA	17.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013110
Shareholder Report [Line Items]
Fund Name	Eaton Vance Massachusetts Municipal Income Fund
Class Name	Class I
Trading Symbol	EIMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.62%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from returns relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity also detracted from Fund performance

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from performance relative to the Index during the period

↑ Security selections in bonds with 8 to 12 years remaining to maturity contributed to returns relative to the Index

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

↑ An underweight allocation to and security selections in the special tax sector contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Municipal Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,022,078	$1,015,049	$1,013,672
3/16	$1,032,895	$1,032,035	$1,029,950
6/16	$1,062,345	$1,059,019	$1,056,702
9/16	$1,054,020	$1,055,799	$1,051,378
12/16	$1,016,924	$1,017,567	$1,011,694
3/17	$1,028,332	$1,033,627	$1,027,417
6/17	$1,046,240	$1,053,857	$1,047,082
9/17	$1,054,771	$1,065,026	$1,055,609
12/17	$1,064,270	$1,073,008	$1,063,291
3/18	$1,051,743	$1,061,109	$1,050,614
6/18	$1,058,878	$1,070,343	$1,058,185
9/18	$1,056,306	$1,068,731	$1,055,378
12/18	$1,071,066	$1,086,765	$1,075,173
3/19	$1,099,469	$1,118,244	$1,104,939
6/19	$1,120,384	$1,142,123	$1,127,421
9/19	$1,137,545	$1,160,114	$1,145,171
12/19	$1,140,271	$1,168,656	$1,153,235
3/20	$1,138,154	$1,161,286	$1,155,998
6/20	$1,162,926	$1,192,928	$1,183,067
9/20	$1,175,225	$1,207,584	$1,196,451
12/20	$1,192,655	$1,229,570	$1,214,205
3/21	$1,181,519	$1,225,255	$1,206,336
6/21	$1,196,730	$1,242,621	$1,220,408
9/21	$1,191,860	$1,239,320	$1,216,127
12/21	$1,199,359	$1,248,226	$1,225,588
3/22	$1,124,862	$1,170,494	$1,149,382
6/22	$1,079,043	$1,136,108	$1,117,035
9/22	$1,041,631	$1,096,793	$1,079,165
12/22	$1,083,974	$1,141,805	$1,122,630
3/23	$1,111,799	$1,173,516	$1,153,189
6/23	$1,110,959	$1,172,316	$1,147,323
9/23	$1,071,054	$1,126,011	$1,102,918
12/23	$1,148,154	$1,214,897	$1,185,619
3/24	$1,145,005	$1,210,206	$1,181,169
6/24	$1,146,581	$1,209,978	$1,177,670
9/24	$1,177,112	$1,242,799	$1,212,551
12/24	$1,156,770	$1,227,696	$1,197,641
3/25	$1,143,535	$1,224,965	$1,190,755
6/25	$1,137,829	$1,223,446	$1,190,441
9/25	$1,171,166	$1,260,108	$1,225,420

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	(0.51)%	(0.07)%	1.59%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg Massachusetts Municipal Bond Index	1.06%	0.48%	2.05%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 132,108,538
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 511,339
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$132,108,538
# of Portfolio Holdings	73
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$511,339

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	13.3%
Housing	4.6%
Transportation	7.9%
Special Tax Revenue	11.6%
General Obligations	14.8%
Hospital	18.4%
Education	29.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.0%
B	0.9%
BB	4.7%
BBB	8.4%
A	12.9%
AA	52.0%
AAA	17.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013123
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Municipal Income Fund
Class Name	Class A
Trading Symbol	EANAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.69%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from Fund performance relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity also detracted from Fund performance

↓ An overweight position and security selections in bonds with 4% coupon rates hurt fund performance during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ Security selections in bonds with 12 to 17 years remaining to maturity contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
9/15	$10,000	$10,000
10/15	$9,726	$10,040
11/15	$9,798	$10,080
12/15	$9,920	$10,150
1/16	$10,021	$10,272
2/16	$9,964	$10,288
3/16	$10,056	$10,320
4/16	$10,179	$10,396
5/16	$10,231	$10,424
6/16	$10,436	$10,590
7/16	$10,387	$10,597
8/16	$10,448	$10,611
9/16	$10,418	$10,558
10/16	$10,326	$10,447
11/16	$9,976	$10,058
12/16	$10,090	$10,176
1/17	$10,122	$10,243
2/17	$10,165	$10,314
3/17	$10,197	$10,336
4/17	$10,270	$10,411
5/17	$10,417	$10,577
6/17	$10,385	$10,539
7/17	$10,470	$10,624
8/17	$10,554	$10,705
9/17	$10,554	$10,650
10/17	$10,521	$10,676
11/17	$10,488	$10,619
12/17	$10,561	$10,730
1/18	$10,474	$10,604
2/18	$10,463	$10,572
3/18	$10,494	$10,611
4/18	$10,471	$10,573
5/18	$10,613	$10,694
6/18	$10,637	$10,703
7/18	$10,682	$10,729
8/18	$10,691	$10,757
9/18	$10,635	$10,687
10/18	$10,577	$10,622
11/18	$10,663	$10,739
12/18	$10,749	$10,868
1/19	$10,802	$10,950
2/19	$10,889	$11,008
3/19	$11,066	$11,182
4/19	$11,119	$11,224
5/19	$11,294	$11,379
6/19	$11,335	$11,421
7/19	$11,431	$11,513
8/19	$11,653	$11,695
9/19	$11,546	$11,601
10/19	$11,539	$11,622
11/19	$11,556	$11,651
12/19	$11,596	$11,687
1/20	$11,841	$11,897
2/20	$12,052	$12,050
3/20	$11,514	$11,613
4/20	$11,298	$11,467
5/20	$11,683	$11,832
6/20	$11,850	$11,929
7/20	$12,063	$12,130
8/20	$11,998	$12,073
9/20	$11,989	$12,076
10/20	$11,945	$12,040
11/20	$12,171	$12,221
12/20	$12,267	$12,296
1/21	$12,362	$12,374
2/21	$12,138	$12,177
3/21	$12,219	$12,253
4/21	$12,336	$12,355
5/21	$12,404	$12,392
6/21	$12,439	$12,426
7/21	$12,532	$12,529
8/21	$12,457	$12,483
9/21	$12,347	$12,393
10/21	$12,320	$12,357
11/21	$12,437	$12,462
12/21	$12,447	$12,482
1/22	$12,107	$12,141
2/22	$12,022	$12,097
3/22	$11,645	$11,705
4/22	$11,320	$11,381
5/22	$11,468	$11,550
6/22	$11,229	$11,361
7/22	$11,501	$11,661
8/22	$11,224	$11,406
9/22	$10,789	$10,968
10/22	$10,661	$10,877
11/22	$11,275	$11,385
12/22	$11,210	$11,418
1/23	$11,617	$11,746
2/23	$11,329	$11,480
3/23	$11,550	$11,735
4/23	$11,585	$11,708
5/23	$11,507	$11,607
6/23	$11,630	$11,723
7/23	$11,665	$11,770
8/23	$11,511	$11,600
9/23	$11,153	$11,260
10/23	$10,935	$11,164
11/23	$11,740	$11,873
12/23	$12,073	$12,149
1/24	$12,085	$12,087
2/24	$12,084	$12,102
3/24	$12,082	$12,102
4/24	$11,938	$11,952
5/24	$11,976	$11,917
6/24	$12,159	$12,100
7/24	$12,250	$12,210
8/24	$12,314	$12,306
9/24	$12,472	$12,428
10/24	$12,284	$12,247
11/24	$12,522	$12,458
12/24	$12,308	$12,277
1/25	$12,305	$12,338
2/25	$12,438	$12,461
3/25	$12,180	$12,250
4/25	$12,097	$12,151
5/25	$11,986	$12,159
6/25	$12,052	$12,234
7/25	$11,940	$12,210
8/25	$12,047	$12,316
9/25	$12,428	$12,601

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	(0.34)%	0.72%	2.53%
Class A with 3.25% Maximum Sales Charge	(3.62)%	0.07%	2.20%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 4,133,108,206
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 13,825,970
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,133,108,206
# of Portfolio Holdings	567
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$13,825,970

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Lease Rev./Cert. of Participation	3.1%
Electric Utilities	3.9%
Other Revenue	3.9%
Housing	4.1%
Education	5.4%
Hospital	7.4%
Water and Sewer	10.7%
Special Tax Revenue	11.8%
Transportation	18.3%
General Obligations	25.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	1.6%
BBB	3.7%
A	15.0%
AA	55.2%
AAA	20.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013125
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Municipal Income Fund
Class Name	Class C
Trading Symbol	ECHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.44%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from Fund performance relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity also detracted from Fund performance

↓ An overweight position and security selections in bonds with 4% coupon rates hurt fund performance during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ Security selections in bonds with 12 to 17 years remaining to maturity contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
9/15	$10,000	$10,000
10/15	$10,047	$10,040
11/15	$10,114	$10,080
12/15	$10,234	$10,150
1/16	$10,332	$10,272
2/16	$10,266	$10,288
3/16	$10,355	$10,320
4/16	$10,475	$10,396
5/16	$10,522	$10,424
6/16	$10,726	$10,590
7/16	$10,669	$10,597
8/16	$10,725	$10,611
9/16	$10,688	$10,558
10/16	$10,587	$10,447
11/16	$10,222	$10,058
12/16	$10,332	$10,176
1/17	$10,358	$10,243
2/17	$10,396	$10,314
3/17	$10,422	$10,336
4/17	$10,490	$10,411
5/17	$10,634	$10,577
6/17	$10,595	$10,539
7/17	$10,674	$10,624
8/17	$10,754	$10,705
9/17	$10,747	$10,650
10/17	$10,706	$10,676
11/17	$10,666	$10,619
12/17	$10,734	$10,730
1/18	$10,638	$10,604
2/18	$10,621	$10,572
3/18	$10,646	$10,611
4/18	$10,616	$10,573
5/18	$10,753	$10,694
6/18	$10,771	$10,703
7/18	$10,809	$10,729
8/18	$10,811	$10,757
9/18	$10,748	$10,687
10/18	$10,683	$10,622
11/18	$10,763	$10,739
12/18	$10,843	$10,868
1/19	$10,889	$10,950
2/19	$10,972	$11,008
3/19	$11,143	$11,182
4/19	$11,189	$11,224
5/19	$11,358	$11,379
6/19	$11,392	$11,421
7/19	$11,481	$11,513
8/19	$11,697	$11,695
9/19	$11,583	$11,601
10/19	$11,569	$11,622
11/19	$11,580	$11,651
12/19	$11,612	$11,687
1/20	$11,850	$11,897
2/20	$12,055	$12,050
3/20	$11,508	$11,613
4/20	$11,286	$11,467
5/20	$11,664	$11,832
6/20	$11,823	$11,929
7/20	$12,028	$12,130
8/20	$11,955	$12,073
9/20	$11,939	$12,076
10/20	$11,888	$12,040
11/20	$12,106	$12,221
12/20	$12,193	$12,296
1/21	$12,280	$12,374
2/21	$12,051	$12,177
3/21	$12,123	$12,253
4/21	$12,232	$12,355
5/21	$12,291	$12,392
6/21	$12,318	$12,426
7/21	$12,402	$12,529
8/21	$12,321	$12,483
9/21	$12,204	$12,393
10/21	$12,170	$12,357
11/21	$12,266	$12,462
12/21	$12,279	$12,482
1/22	$11,936	$12,141
2/22	$11,845	$12,097
3/22	$11,467	$11,705
4/22	$11,140	$11,381
5/22	$11,278	$11,550
6/22	$11,037	$11,361
7/22	$11,297	$11,661
8/22	$11,018	$11,406
9/22	$10,584	$10,968
10/22	$10,452	$10,877
11/22	$11,047	$11,385
12/22	$10,976	$11,418
1/23	$11,367	$11,746
2/23	$11,079	$11,480
3/23	$11,289	$11,735
4/23	$11,316	$11,708
5/23	$11,232	$11,607
6/23	$11,346	$11,723
7/23	$11,372	$11,770
8/23	$11,214	$11,600
9/23	$10,859	$11,260
10/23	$10,640	$11,164
11/23	$11,417	$11,873
12/23	$11,733	$12,149
1/24	$11,737	$12,087
2/24	$11,729	$12,102
3/24	$11,720	$12,102
4/24	$11,574	$11,952
5/24	$11,603	$11,917
6/24	$11,773	$12,100
7/24	$11,853	$12,210
8/24	$11,908	$12,306
9/24	$12,053	$12,428
10/24	$11,864	$12,247
11/24	$12,086	$12,458
12/24	$11,872	$12,277
1/25	$11,862	$12,338
2/25	$11,983	$12,461
3/25	$11,727	$12,250
4/25	$11,640	$12,151
5/25	$11,525	$12,159
6/25	$11,582	$12,234
7/25	$11,467	$12,210
8/25	$11,550	$12,316
9/25	$12,102	$12,601

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.09)%	(0.03)%	1.92%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.05)%	(0.03)%	1.92%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 4,133,108,206
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 13,825,970
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,133,108,206
# of Portfolio Holdings	567
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$13,825,970

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Lease Rev./Cert. of Participation	3.1%
Electric Utilities	3.9%
Other Revenue	3.9%
Housing	4.1%
Education	5.4%
Hospital	7.4%
Water and Sewer	10.7%
Special Tax Revenue	11.8%
Transportation	18.3%
General Obligations	25.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	1.6%
BBB	3.7%
A	15.0%
AA	55.2%
AAA	20.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013126
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Municipal Income Fund
Class Name	Class I
Trading Symbol	EIHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from Fund performance relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity also detracted from Fund performance

↓ An overweight position and security selections in bonds with 4% coupon rates hurt fund performance during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

↑ Security selections in bonds with 12 to 17 years remaining to maturity contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index
9/15	$1,000,000	$1,000,000
12/15	$1,025,924	$1,015,049
3/16	$1,040,705	$1,032,035
6/16	$1,080,657	$1,059,019
9/16	$1,079,456	$1,055,799
12/16	$1,046,132	$1,017,567
3/17	$1,057,857	$1,033,627
6/17	$1,078,094	$1,053,857
9/17	$1,096,347	$1,065,026
12/17	$1,097,740	$1,073,008
3/18	$1,091,475	$1,061,109
6/18	$1,106,998	$1,070,343
9/18	$1,107,432	$1,068,731
12/18	$1,120,025	$1,086,765
3/19	$1,153,787	$1,118,244
6/19	$1,182,476	$1,142,123
9/19	$1,205,168	$1,160,114
12/19	$1,211,133	$1,168,656
3/20	$1,203,297	$1,161,286
6/20	$1,239,202	$1,192,928
9/20	$1,254,534	$1,207,584
12/20	$1,284,399	$1,229,570
3/21	$1,280,204	$1,225,255
6/21	$1,304,032	$1,242,621
9/21	$1,295,208	$1,239,320
12/21	$1,306,478	$1,248,226
3/22	$1,223,147	$1,170,494
6/22	$1,180,140	$1,136,108
9/22	$1,134,591	$1,096,793
12/22	$1,179,653	$1,141,805
3/23	$1,216,189	$1,173,516
6/23	$1,225,365	$1,172,316
9/23	$1,175,841	$1,126,011
12/23	$1,273,629	$1,214,897
3/24	$1,275,393	$1,210,206
6/24	$1,284,292	$1,209,978
9/24	$1,318,131	$1,242,799
12/24	$1,301,594	$1,227,696
3/25	$1,288,889	$1,224,965
6/25	$1,276,124	$1,223,446
9/25	$1,316,874	$1,260,108

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	(0.10)%	0.97%	2.79%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 4,133,108,206
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 13,825,970
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,133,108,206
# of Portfolio Holdings	567
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$13,825,970

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Lease Rev./Cert. of Participation	3.1%
Electric Utilities	3.9%
Other Revenue	3.9%
Housing	4.1%
Education	5.4%
Hospital	7.4%
Water and Sewer	10.7%
Special Tax Revenue	11.8%
Transportation	18.3%
General Obligations	25.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	1.6%
BBB	3.7%
A	15.0%
AA	55.2%
AAA	20.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013130
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Income Fund
Class Name	Class A
Trading Symbol	ETNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.87%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from fund performance relative to the Index during the period

↓ An overweight position in bonds with 22 years or more remaining to maturity also detracted from returns

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from Index-relative returns during the period

↑ Security selections in bonds with 8 to 10 years remaining to maturity contributed to returns during the period

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds also helped returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$9,722	$10,040	$10,037
11/15	$9,771	$10,080	$10,074
12/15	$9,876	$10,150	$10,136
1/16	$10,000	$10,272	$10,264
2/16	$9,977	$10,288	$10,279
3/16	$10,043	$10,320	$10,305
4/16	$10,127	$10,396	$10,387
5/16	$10,172	$10,424	$10,412
6/16	$10,375	$10,590	$10,564
7/16	$10,342	$10,597	$10,577
8/16	$10,367	$10,611	$10,589
9/16	$10,302	$10,558	$10,535
10/16	$10,198	$10,447	$10,422
11/16	$9,787	$10,058	$10,054
12/16	$9,912	$10,176	$10,175
1/17	$9,938	$10,243	$10,237
2/17	$9,998	$10,314	$10,301
3/17	$10,023	$10,336	$10,326
4/17	$10,089	$10,411	$10,400
5/17	$10,256	$10,577	$10,567
6/17	$10,221	$10,539	$10,530
7/17	$10,287	$10,624	$10,613
8/17	$10,352	$10,705	$10,683
9/17	$10,337	$10,650	$10,622
10/17	$10,352	$10,676	$10,648
11/17	$10,294	$10,619	$10,587
12/17	$10,411	$10,730	$10,693
1/18	$10,291	$10,604	$10,567
2/18	$10,243	$10,572	$10,534
3/18	$10,278	$10,611	$10,565
4/18	$10,240	$10,573	$10,521
5/18	$10,337	$10,694	$10,639
6/18	$10,341	$10,703	$10,645
7/18	$10,366	$10,729	$10,665
8/18	$10,370	$10,757	$10,686
9/18	$10,311	$10,687	$10,621
10/18	$10,241	$10,622	$10,554
11/18	$10,340	$10,739	$10,678
12/18	$10,449	$10,868	$10,804
1/19	$10,516	$10,950	$10,884
2/19	$10,595	$11,008	$10,943
3/19	$10,768	$11,182	$11,113
4/19	$10,834	$11,224	$11,151
5/19	$10,986	$11,379	$11,305
6/19	$11,019	$11,421	$11,340
7/19	$11,116	$11,513	$11,430
8/19	$11,320	$11,695	$11,594
9/19	$11,212	$11,601	$11,499
10/19	$11,188	$11,622	$11,513
11/19	$11,199	$11,651	$11,542
12/19	$11,242	$11,687	$11,573
1/20	$11,481	$11,897	$11,776
2/20	$11,699	$12,050	$11,919
3/20	$11,251	$11,613	$11,479
4/20	$10,978	$11,467	$11,282
5/20	$11,372	$11,832	$11,646
6/20	$11,481	$11,929	$11,749
7/20	$11,687	$12,130	$11,921
8/20	$11,597	$12,073	$11,832
9/20	$11,560	$12,076	$11,811
10/20	$11,532	$12,040	$11,772
11/20	$11,771	$12,221	$12,000
12/20	$11,865	$12,296	$12,101
1/21	$11,971	$12,374	$12,185
2/21	$11,726	$12,177	$11,978
3/21	$11,808	$12,253	$12,054
4/21	$11,936	$12,355	$12,184
5/21	$11,996	$12,392	$12,241
6/21	$12,045	$12,426	$12,281
7/21	$12,140	$12,529	$12,378
8/21	$12,063	$12,483	$12,314
9/21	$11,941	$12,393	$12,215
10/21	$11,911	$12,357	$12,186
11/21	$12,019	$12,462	$12,302
12/21	$12,039	$12,482	$12,327
1/22	$11,672	$12,141	$11,979
2/22	$11,585	$12,097	$11,933
3/22	$11,171	$11,705	$11,522
4/22	$10,816	$11,381	$11,186
5/22	$10,986	$11,550	$11,411
6/22	$10,761	$11,361	$11,167
7/22	$11,075	$11,661	$11,474
8/22	$10,791	$11,406	$11,189
9/22	$10,378	$10,968	$10,754
10/22	$10,271	$10,877	$10,654
11/22	$10,840	$11,385	$11,200
12/22	$10,807	$11,418	$11,226
1/23	$11,190	$11,746	$11,593
2/23	$10,907	$11,480	$11,314
3/23	$11,149	$11,735	$11,587
4/23	$11,164	$11,708	$11,569
5/23	$11,084	$11,607	$11,466
6/23	$11,196	$11,723	$11,606
7/23	$11,225	$11,770	$11,636
8/23	$11,048	$11,600	$11,450
9/23	$10,665	$11,260	$11,089
10/23	$10,453	$11,164	$10,995
11/23	$11,350	$11,873	$11,757
12/23	$11,688	$12,149	$12,047
1/24	$11,671	$12,087	$11,977
2/24	$11,642	$12,102	$11,977
3/24	$11,625	$12,102	$11,958
4/24	$11,497	$11,952	$11,814
5/24	$11,505	$11,917	$11,781
6/24	$11,713	$12,100	$11,985
7/24	$11,798	$12,210	$12,089
8/24	$11,869	$12,306	$12,174
9/24	$12,006	$12,428	$12,295
10/24	$11,801	$12,247	$12,098
11/24	$12,038	$12,458	$12,339
12/24	$11,833	$12,277	$12,148
1/25	$11,830	$12,338	$12,204
2/25	$11,955	$12,461	$12,315
3/25	$11,671	$12,250	$12,075
4/25	$11,592	$12,151	$11,999
5/25	$11,461	$12,159	$11,977
6/25	$11,523	$12,234	$12,048
7/25	$11,443	$12,210	$12,000
8/25	$11,531	$12,316	$12,089
9/25	$11,931	$12,601	$12,407

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	(0.61)%	0.64%	2.12%
Class A with 3.25% Maximum Sales Charge	(3.83)%	(0.02)%	1.78%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg New York Municipal Bond Index	0.91%	0.99%	2.18%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 341,926,057
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 1,391,018
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$341,926,057
# of Portfolio Holdings	153
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$1,391,018

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	16.7%
Industrial Development Revenue	4.6%
Housing	6.4%
Water and Sewer	7.5%
General Obligations	9.4%
Education	11.3%
Transportation	21.7%
Special Tax Revenue	22.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	7.2%
B	1.3%
BB	1.0%
BBB	11.8%
A	7.5%
AA	56.7%
AAA	14.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013132
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Income Fund
Class Name	Class C
Trading Symbol	ECNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.63%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from fund performance relative to the Index during the period

↓ An overweight position in bonds with 22 years or more remaining to maturity also detracted from returns

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from Index-relative returns during the period

↑ Security selections in bonds with 8 to 10 years remaining to maturity contributed to returns during the period

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds also helped returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$10,043	$10,040	$10,037
11/15	$10,086	$10,080	$10,074
12/15	$10,198	$10,150	$10,136
1/16	$10,310	$10,272	$10,264
2/16	$10,281	$10,288	$10,279
3/16	$10,341	$10,320	$10,305
4/16	$10,432	$10,396	$10,387
5/16	$10,472	$10,424	$10,412
6/16	$10,664	$10,590	$10,564
7/16	$10,623	$10,597	$10,577
8/16	$10,652	$10,611	$10,589
9/16	$10,569	$10,558	$10,535
10/16	$10,455	$10,447	$10,422
11/16	$10,038	$10,058	$10,054
12/16	$10,160	$10,176	$10,175
1/17	$10,170	$10,243	$10,237
2/17	$10,225	$10,314	$10,301
3/17	$10,255	$10,336	$10,326
4/17	$10,316	$10,411	$10,400
5/17	$10,469	$10,577	$10,567
6/17	$10,437	$10,539	$10,530
7/17	$10,487	$10,624	$10,613
8/17	$10,548	$10,705	$10,683
9/17	$10,536	$10,650	$10,622
10/17	$10,534	$10,676	$10,648
11/17	$10,469	$10,619	$10,587
12/17	$10,581	$10,730	$10,693
1/18	$10,452	$10,604	$10,567
2/18	$10,398	$10,572	$10,534
3/18	$10,426	$10,611	$10,565
4/18	$10,381	$10,573	$10,521
5/18	$10,484	$10,694	$10,639
6/18	$10,481	$10,703	$10,645
7/18	$10,489	$10,729	$10,665
8/18	$10,497	$10,757	$10,686
9/18	$10,420	$10,687	$10,621
10/18	$10,343	$10,622	$10,554
11/18	$10,436	$10,739	$10,678
12/18	$10,540	$10,868	$10,804
1/19	$10,612	$10,950	$10,884
2/19	$10,674	$11,008	$10,943
3/19	$10,853	$11,182	$11,113
4/19	$10,902	$11,224	$11,151
5/19	$11,058	$11,379	$11,305
6/19	$11,075	$11,421	$11,340
7/19	$11,164	$11,513	$11,430
8/19	$11,362	$11,695	$11,594
9/19	$11,257	$11,601	$11,499
10/19	$11,216	$11,622	$11,513
11/19	$11,231	$11,651	$11,542
12/19	$11,256	$11,687	$11,573
1/20	$11,488	$11,897	$11,776
2/20	$11,699	$12,050	$11,919
3/20	$11,255	$11,613	$11,479
4/20	$10,965	$11,467	$11,282
5/20	$11,351	$11,832	$11,646
6/20	$11,464	$11,929	$11,749
7/20	$11,652	$12,130	$11,921
8/20	$11,566	$12,073	$11,832
9/20	$11,511	$12,076	$11,811
10/20	$11,476	$12,040	$11,772
11/20	$11,717	$12,221	$12,000
12/20	$11,792	$12,296	$12,101
1/21	$11,890	$12,374	$12,185
2/21	$11,651	$12,177	$11,978
3/21	$11,714	$12,253	$12,054
4/21	$11,834	$12,355	$12,184
5/21	$11,897	$12,392	$12,241
6/21	$11,938	$12,426	$12,281
7/21	$12,013	$12,529	$12,378
8/21	$11,929	$12,483	$12,314
9/21	$11,801	$12,393	$12,215
10/21	$11,764	$12,357	$12,186
11/21	$11,875	$12,462	$12,302
12/21	$11,887	$12,482	$12,327
1/22	$11,506	$12,141	$11,979
2/22	$11,426	$12,097	$11,933
3/22	$10,999	$11,705	$11,522
4/22	$10,654	$11,381	$11,186
5/22	$10,815	$11,550	$11,411
6/22	$10,587	$11,361	$11,167
7/22	$10,877	$11,661	$11,474
8/22	$10,591	$11,406	$11,189
9/22	$10,191	$10,968	$10,754
10/22	$10,068	$10,877	$10,654
11/22	$10,631	$11,385	$11,200
12/22	$10,591	$11,418	$11,226
1/23	$10,959	$11,746	$11,593
2/23	$10,677	$11,480	$11,314
3/23	$10,895	$11,735	$11,587
4/23	$10,903	$11,708	$11,569
5/23	$10,818	$11,607	$11,466
6/23	$10,932	$11,723	$11,606
7/23	$10,953	$11,770	$11,636
8/23	$10,762	$11,600	$11,450
9/23	$10,383	$11,260	$11,089
10/23	$10,181	$11,164	$10,995
11/23	$11,036	$11,873	$11,757
12/23	$11,358	$12,149	$12,047
1/24	$11,334	$12,087	$11,977
2/24	$11,299	$12,102	$11,977
3/24	$11,275	$12,102	$11,958
4/24	$11,156	$11,952	$11,814
5/24	$11,157	$11,917	$11,781
6/24	$11,339	$12,100	$11,985
7/24	$11,426	$12,210	$12,089
8/24	$11,488	$12,306	$12,174
9/24	$11,613	$12,428	$12,295
10/24	$11,408	$12,247	$12,098
11/24	$11,630	$12,458	$12,339
12/24	$11,412	$12,277	$12,148
1/25	$11,414	$12,338	$12,204
2/25	$11,529	$12,461	$12,315
3/25	$11,235	$12,250	$12,075
4/25	$11,152	$12,151	$11,999
5/25	$11,032	$12,159	$11,977
6/25	$11,084	$12,234	$12,048
7/25	$10,988	$12,210	$12,000
8/25	$11,066	$12,316	$12,089
9/25	$11,617	$12,601	$12,407

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.45)%	(0.11)%	1.51%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.41)%	(0.11)%	1.51%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg New York Municipal Bond Index	0.91%	0.99%	2.18%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 341,926,057
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 1,391,018
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$341,926,057
# of Portfolio Holdings	153
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$1,391,018

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	16.7%
Industrial Development Revenue	4.6%
Housing	6.4%
Water and Sewer	7.5%
General Obligations	9.4%
Education	11.3%
Transportation	21.7%
Special Tax Revenue	22.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	7.2%
B	1.3%
BB	1.0%
BBB	11.8%
A	7.5%
AA	56.7%
AAA	14.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063949
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Income Fund
Class Name	Class I
Trading Symbol	EINYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.67%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in AA-rated bonds detracted from fund performance relative to the Index during the period

↓ An overweight position in bonds with 22 years or more remaining to maturity also detracted from returns

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from Index-relative returns during the period

↑ Security selections in bonds with 8 to 10 years remaining to maturity contributed to returns during the period

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

↑ An out-of-Index allocation to taxable municipal bonds also helped returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,021,239	$1,015,049	$1,013,598
3/16	$1,039,026	$1,032,035	$1,030,450
6/16	$1,072,960	$1,059,019	$1,056,407
9/16	$1,066,973	$1,055,799	$1,053,487
12/16	$1,027,082	$1,017,567	$1,017,501
3/17	$1,039,090	$1,033,627	$1,032,576
6/17	$1,060,082	$1,053,857	$1,053,021
9/17	$1,072,665	$1,065,026	$1,062,195
12/17	$1,080,914	$1,073,008	$1,069,282
3/18	$1,067,609	$1,061,109	$1,056,450
6/18	$1,074,699	$1,070,343	$1,064,534
9/18	$1,072,061	$1,068,731	$1,062,079
12/18	$1,087,017	$1,086,765	$1,080,417
3/19	$1,120,720	$1,118,244	$1,111,316
6/19	$1,147,478	$1,142,123	$1,134,026
9/19	$1,168,066	$1,160,114	$1,149,912
12/19	$1,171,845	$1,168,656	$1,157,311
3/20	$1,173,366	$1,161,286	$1,147,936
6/20	$1,197,849	$1,192,928	$1,174,862
9/20	$1,206,654	$1,207,584	$1,181,075
12/20	$1,239,109	$1,229,570	$1,210,112
3/21	$1,233,819	$1,225,255	$1,205,400
6/21	$1,259,226	$1,242,621	$1,228,081
9/21	$1,247,749	$1,239,320	$1,221,469
12/21	$1,259,814	$1,248,226	$1,232,716
3/22	$1,168,378	$1,170,494	$1,152,163
6/22	$1,127,202	$1,136,108	$1,116,698
9/22	$1,087,625	$1,096,793	$1,075,437
12/22	$1,133,130	$1,141,805	$1,122,570
3/23	$1,169,605	$1,173,516	$1,158,676
6/23	$1,175,148	$1,172,316	$1,160,572
9/23	$1,120,001	$1,126,011	$1,108,924
12/23	$1,228,036	$1,214,897	$1,204,697
3/24	$1,221,948	$1,210,206	$1,195,843
6/24	$1,231,815	$1,209,978	$1,198,542
9/24	$1,263,253	$1,242,799	$1,229,549
12/24	$1,245,663	$1,227,696	$1,214,791
3/25	$1,229,266	$1,224,965	$1,207,513
6/25	$1,214,258	$1,223,446	$1,204,773
9/25	$1,256,742	$1,260,108	$1,240,685

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	(0.52)%	0.82%	2.31%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg New York Municipal Bond Index	0.91%	0.99%	2.18%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 341,926,057
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 1,391,018
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$341,926,057
# of Portfolio Holdings	153
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$1,391,018

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	16.7%
Industrial Development Revenue	4.6%
Housing	6.4%
Water and Sewer	7.5%
General Obligations	9.4%
Education	11.3%
Transportation	21.7%
Special Tax Revenue	22.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	7.2%
B	1.3%
BB	1.0%
BBB	11.8%
A	7.5%
AA	56.7%
AAA	14.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013139
Shareholder Report [Line Items]
Fund Name	Eaton Vance Ohio Municipal Income Fund
Class Name	Class A
Trading Symbol	ETOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.89%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index

↓ Security selections in AAA-rated bonds also detracted from Index-relative returns during the period

↓ Fund management’s use of leveraged investments detracted from performance versus the Index during the period

↑ An underweight position and security selections in the transportation sector contributed to returns during the period

↑ Security selection in bonds with 4% coupon rates alco contributed to performance

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Ohio Municipal Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$9,716	$10,040	$10,035
11/15	$9,800	$10,080	$10,087
12/15	$9,883	$10,150	$10,167
1/16	$9,998	$10,272	$10,285
2/16	$9,974	$10,288	$10,301
3/16	$10,037	$10,320	$10,344
4/16	$10,110	$10,396	$10,422
5/16	$10,139	$10,424	$10,443
6/16	$10,311	$10,590	$10,618
7/16	$10,274	$10,597	$10,608
8/16	$10,336	$10,611	$10,616
9/16	$10,287	$10,558	$10,565
10/16	$10,183	$10,447	$10,462
11/16	$9,801	$10,058	$10,076
12/16	$9,929	$10,176	$10,198
1/17	$9,946	$10,243	$10,266
2/17	$9,986	$10,314	$10,340
3/17	$10,015	$10,336	$10,360
4/17	$10,100	$10,411	$10,424
5/17	$10,265	$10,577	$10,593
6/17	$10,215	$10,539	$10,568
7/17	$10,279	$10,624	$10,646
8/17	$10,331	$10,705	$10,717
9/17	$10,327	$10,650	$10,658
10/17	$10,299	$10,676	$10,672
11/17	$10,248	$10,619	$10,619
12/17	$10,379	$10,730	$10,729
1/18	$10,220	$10,604	$10,604
2/18	$10,178	$10,572	$10,576
3/18	$10,216	$10,611	$10,612
4/18	$10,196	$10,573	$10,567
5/18	$10,316	$10,694	$10,684
6/18	$10,307	$10,703	$10,690
7/18	$10,345	$10,729	$10,717
8/18	$10,360	$10,757	$10,746
9/18	$10,280	$10,687	$10,675
10/18	$10,189	$10,622	$10,616
11/18	$10,335	$10,739	$10,731
12/18	$10,470	$10,868	$10,869
1/19	$10,568	$10,950	$10,964
2/19	$10,644	$11,008	$11,013
3/19	$10,815	$11,182	$11,174
4/19	$10,855	$11,224	$11,211
5/19	$11,002	$11,379	$11,356
6/19	$11,041	$11,421	$11,404
7/19	$11,128	$11,513	$11,486
8/19	$11,300	$11,695	$11,664
9/19	$11,218	$11,601	$11,568
10/19	$11,220	$11,622	$11,593
11/19	$11,234	$11,651	$11,621
12/19	$11,261	$11,687	$11,652
1/20	$11,458	$11,897	$11,850
2/20	$11,595	$12,050	$12,009
3/20	$11,251	$11,613	$11,639
4/20	$11,108	$11,467	$11,521
5/20	$11,509	$11,832	$11,901
6/20	$11,549	$11,929	$11,971
7/20	$11,725	$12,130	$12,179
8/20	$11,677	$12,073	$12,119
9/20	$11,679	$12,076	$12,142
10/20	$11,655	$12,040	$12,101
11/20	$11,820	$12,221	$12,249
12/20	$11,871	$12,296	$12,307
1/21	$11,921	$12,374	$12,366
2/21	$11,708	$12,177	$12,174
3/21	$11,797	$12,253	$12,237
4/21	$11,886	$12,355	$12,337
5/21	$11,924	$12,392	$12,376
6/21	$11,962	$12,426	$12,401
7/21	$12,038	$12,529	$12,509
8/21	$11,998	$12,483	$12,462
9/21	$11,907	$12,393	$12,365
10/21	$11,880	$12,357	$12,321
11/21	$11,970	$12,462	$12,423
12/21	$11,982	$12,482	$12,448
1/22	$11,670	$12,141	$12,119
2/22	$11,631	$12,097	$12,075
3/22	$11,305	$11,705	$11,687
4/22	$11,018	$11,381	$11,372
5/22	$11,148	$11,550	$11,512
6/22	$10,951	$11,361	$11,331
7/22	$11,212	$11,661	$11,643
8/22	$10,974	$11,406	$11,367
9/22	$10,590	$10,968	$10,931
10/22	$10,524	$10,877	$10,824
11/22	$10,987	$11,385	$11,320
12/22	$10,986	$11,418	$11,366
1/23	$11,292	$11,746	$11,683
2/23	$11,039	$11,480	$11,426
3/23	$11,239	$11,735	$11,659
4/23	$11,240	$11,708	$11,612
5/23	$11,105	$11,607	$11,493
6/23	$11,213	$11,723	$11,628
7/23	$11,241	$11,770	$11,677
8/23	$11,092	$11,600	$11,495
9/23	$10,782	$11,260	$11,164
10/23	$10,620	$11,164	$11,073
11/23	$11,318	$11,873	$11,768
12/23	$11,579	$12,149	$12,035
1/24	$11,567	$12,087	$11,955
2/24	$11,570	$12,102	$11,979
3/24	$11,544	$12,102	$11,988
4/24	$11,423	$11,952	$11,820
5/24	$11,386	$11,917	$11,781
6/24	$11,571	$12,100	$11,977
7/24	$11,645	$12,210	$12,086
8/24	$11,734	$12,306	$12,185
9/24	$11,865	$12,428	$12,304
10/24	$11,687	$12,247	$12,128
11/24	$11,861	$12,458	$12,332
12/24	$11,710	$12,277	$12,149
1/25	$11,741	$12,338	$12,227
2/25	$11,860	$12,461	$12,344
3/25	$11,650	$12,250	$12,133
4/25	$11,583	$12,151	$12,047
5/25	$11,545	$12,159	$12,076
6/25	$11,608	$12,234	$12,157
7/25	$11,541	$12,210	$12,121
8/25	$11,633	$12,316	$12,224
9/25	$11,918	$12,601	$12,490

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	0.40%	0.40%	2.10%
Class A with 3.25% Maximum Sales Charge	(2.82)%	(0.26)%	1.77%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg Ohio Municipal Bond Index	1.51%	0.57%	2.25%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 193,162,346
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 718,473
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$193,162,346
# of Portfolio Holdings	126
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$718,473

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.5%
Housing	3.1%
Other Revenue	4.4%
Bond Bank	4.7%
Transportation	4.8%
Water and Sewer	5.6%
Electric Utilities	8.5%
Education	14.8%
Hospital	16.0%
General Obligations	30.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	1.2%
BBB	4.8%
A	16.2%
AA	65.3%
AAA	8.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013141
Shareholder Report [Line Items]
Fund Name	Eaton Vance Ohio Municipal Income Fund
Class Name	Class C
Trading Symbol	ECOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.64%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index

↓ Security selections in AAA-rated bonds also detracted from Index-relative returns during the period

↓ Fund management’s use of leveraged investments detracted from performance versus the Index during the period

↑ An underweight position and security selections in the transportation sector contributed to returns during the period

↑ Security selection in bonds with 4% coupon rates alco contributed to performance

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Ohio Municipal Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$10,025	$10,040	$10,035
11/15	$10,105	$10,080	$10,087
12/15	$10,196	$10,150	$10,167
1/16	$10,308	$10,272	$10,285
2/16	$10,266	$10,288	$10,301
3/16	$10,335	$10,320	$10,344
4/16	$10,404	$10,396	$10,422
5/16	$10,417	$10,424	$10,443
6/16	$10,598	$10,590	$10,618
7/16	$10,542	$10,597	$10,608
8/16	$10,598	$10,611	$10,616
9/16	$10,553	$10,558	$10,565
10/16	$10,440	$10,447	$10,462
11/16	$10,042	$10,058	$10,076
12/16	$10,167	$10,176	$10,198
1/17	$10,166	$10,243	$10,266
2/17	$10,201	$10,314	$10,340
3/17	$10,236	$10,336	$10,360
4/17	$10,317	$10,411	$10,424
5/17	$10,467	$10,577	$10,593
6/17	$10,421	$10,539	$10,568
7/17	$10,468	$10,624	$10,646
8/17	$10,515	$10,705	$10,717
9/17	$10,503	$10,650	$10,658
10/17	$10,468	$10,676	$10,672
11/17	$10,422	$10,619	$10,619
12/17	$10,548	$10,730	$10,729
1/18	$10,368	$10,604	$10,604
2/18	$10,320	$10,572	$10,576
3/18	$10,363	$10,611	$10,612
4/18	$10,337	$10,573	$10,567
5/18	$10,440	$10,694	$10,684
6/18	$10,424	$10,703	$10,690
7/18	$10,457	$10,729	$10,717
8/18	$10,464	$10,757	$10,746
9/18	$10,390	$10,687	$10,675
10/18	$10,291	$10,622	$10,616
11/18	$10,432	$10,739	$10,731
12/18	$10,561	$10,868	$10,869
1/19	$10,642	$10,950	$10,964
2/19	$10,724	$11,008	$11,013
3/19	$10,889	$11,182	$11,174
4/19	$10,910	$11,224	$11,211
5/19	$11,052	$11,379	$11,356
6/19	$11,096	$11,421	$11,404
7/19	$11,177	$11,513	$11,486
8/19	$11,330	$11,695	$11,664
9/19	$11,240	$11,601	$11,568
10/19	$11,235	$11,622	$11,593
11/19	$11,243	$11,651	$11,621
12/19	$11,274	$11,687	$11,652
1/20	$11,465	$11,897	$11,850
2/20	$11,595	$12,050	$12,009
3/20	$11,232	$11,613	$11,639
4/20	$11,082	$11,467	$11,521
5/20	$11,475	$11,832	$11,901
6/20	$11,520	$11,929	$11,971
7/20	$11,688	$12,130	$12,179
8/20	$11,633	$12,073	$12,119
9/20	$11,628	$12,076	$12,142
10/20	$11,597	$12,040	$12,101
11/20	$11,741	$12,221	$12,249
12/20	$11,784	$12,296	$12,307
1/21	$11,827	$12,374	$12,366
2/21	$11,620	$12,177	$12,174
3/21	$11,689	$12,253	$12,237
4/21	$11,782	$12,355	$12,337
5/21	$11,800	$12,392	$12,376
6/21	$11,830	$12,426	$12,401
7/21	$11,911	$12,529	$12,509
8/21	$11,864	$12,483	$12,462
9/21	$11,767	$12,393	$12,365
10/21	$11,733	$12,357	$12,321
11/21	$11,814	$12,462	$12,423
12/21	$11,818	$12,482	$12,448
1/22	$11,503	$12,141	$12,119
2/22	$11,445	$12,097	$12,075
3/22	$11,129	$11,705	$11,687
4/22	$10,840	$11,381	$11,372
5/22	$10,961	$11,550	$11,512
6/22	$10,761	$11,361	$11,331
7/22	$11,011	$11,661	$11,643
8/22	$10,757	$11,406	$11,367
9/22	$10,374	$10,968	$10,931
10/22	$10,302	$10,877	$10,824
11/22	$10,762	$11,385	$11,320
12/22	$10,755	$11,418	$11,366
1/23	$11,047	$11,746	$11,683
2/23	$10,781	$11,480	$11,426
3/23	$10,982	$11,735	$11,659
4/23	$10,963	$11,708	$11,612
5/23	$10,837	$11,607	$11,493
6/23	$10,936	$11,723	$11,628
7/23	$10,956	$11,770	$11,677
8/23	$10,805	$11,600	$11,495
9/23	$10,496	$11,260	$11,164
10/23	$10,332	$11,164	$11,073
11/23	$10,990	$11,873	$11,768
12/23	$11,237	$12,149	$12,035
1/24	$11,219	$12,087	$11,955
2/24	$11,215	$12,102	$11,979
3/24	$11,182	$12,102	$11,988
4/24	$11,072	$11,952	$11,820
5/24	$11,028	$11,917	$11,781
6/24	$11,187	$12,100	$11,977
7/24	$11,266	$12,210	$12,086
8/24	$11,345	$12,306	$12,185
9/24	$11,451	$12,428	$12,304
10/24	$11,285	$12,247	$12,128
11/24	$11,445	$12,458	$12,332
12/24	$11,293	$12,277	$12,149
1/25	$11,302	$12,338	$12,227
2/25	$11,410	$12,461	$12,344
3/25	$11,200	$12,250	$12,133
4/25	$11,143	$12,151	$12,047
5/25	$11,099	$12,159	$12,076
6/25	$11,139	$12,234	$12,157
7/25	$11,067	$12,210	$12,121
8/25	$11,162	$12,316	$12,224
9/25	$11,597	$12,601	$12,490

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(0.23)%	(0.35)%	1.49%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(1.20)%	(0.35)%	1.49%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg Ohio Municipal Bond Index	1.51%	0.57%	2.25%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 193,162,346
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 718,473
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$193,162,346
# of Portfolio Holdings	126
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$718,473

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.5%
Housing	3.1%
Other Revenue	4.4%
Bond Bank	4.7%
Transportation	4.8%
Water and Sewer	5.6%
Electric Utilities	8.5%
Education	14.8%
Hospital	16.0%
General Obligations	30.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	1.2%
BBB	4.8%
A	16.2%
AA	65.3%
AAA	8.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092721
Shareholder Report [Line Items]
Fund Name	Eaton Vance Ohio Municipal Income Fund
Class Name	Class I
Trading Symbol	EIOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.69%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index

↓ Security selections in AAA-rated bonds also detracted from Index-relative returns during the period

↓ Fund management’s use of leveraged investments detracted from performance versus the Index during the period

↑ An underweight position and security selections in the transportation sector contributed to returns during the period

↑ Security selection in bonds with 4% coupon rates alco contributed to performance

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Ohio Municipal Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,021,977	$1,015,049	$1,016,689
3/16	$1,038,382	$1,032,035	$1,034,352
6/16	$1,067,253	$1,059,019	$1,061,814
9/16	$1,065,342	$1,055,799	$1,056,520
12/16	$1,028,853	$1,017,567	$1,019,802
3/17	$1,038,256	$1,033,627	$1,035,961
6/17	$1,059,541	$1,053,857	$1,056,788
9/17	$1,070,462	$1,065,026	$1,065,769
12/17	$1,077,578	$1,073,008	$1,072,850
3/18	$1,061,244	$1,061,109	$1,061,198
6/18	$1,070,016	$1,070,343	$1,069,046
9/18	$1,068,994	$1,068,731	$1,067,460
12/18	$1,089,216	$1,086,765	$1,086,932
3/19	$1,125,657	$1,118,244	$1,117,405
6/19	$1,149,758	$1,142,123	$1,140,373
9/19	$1,167,465	$1,160,114	$1,156,845
12/19	$1,173,785	$1,168,656	$1,165,192
3/20	$1,172,111	$1,161,286	$1,163,880
6/20	$1,204,984	$1,192,928	$1,197,149
9/20	$1,219,204	$1,207,584	$1,214,242
12/20	$1,238,518	$1,229,570	$1,230,718
3/21	$1,231,389	$1,225,255	$1,223,717
6/21	$1,249,254	$1,242,621	$1,240,123
9/21	$1,245,509	$1,239,320	$1,236,519
12/21	$1,253,959	$1,248,226	$1,244,785
3/22	$1,183,760	$1,170,494	$1,168,689
6/22	$1,147,303	$1,136,108	$1,133,104
9/22	$1,108,774	$1,096,793	$1,093,059
12/22	$1,152,203	$1,141,805	$1,136,556
3/23	$1,179,304	$1,173,516	$1,165,898
6/23	$1,177,146	$1,172,316	$1,162,813
9/23	$1,132,518	$1,126,011	$1,116,411
12/23	$1,215,322	$1,214,897	$1,203,533
3/24	$1,212,247	$1,210,206	$1,198,791
6/24	$1,215,644	$1,209,978	$1,197,726
9/24	$1,247,206	$1,242,799	$1,230,368
12/24	$1,232,965	$1,227,696	$1,214,919
3/25	$1,225,791	$1,224,965	$1,213,334
6/25	$1,221,979	$1,223,446	$1,215,743
9/25	$1,256,244	$1,260,108	$1,248,962

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	0.72%	0.60%	2.31%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%
Bloomberg Ohio Municipal Bond Index	1.51%	0.57%	2.25%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 193,162,346
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 718,473
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$193,162,346
# of Portfolio Holdings	126
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$718,473

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.5%
Housing	3.1%
Other Revenue	4.4%
Bond Bank	4.7%
Transportation	4.8%
Water and Sewer	5.6%
Electric Utilities	8.5%
Education	14.8%
Hospital	16.0%
General Obligations	30.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	1.2%
BBB	4.8%
A	16.2%
AA	65.3%
AAA	8.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122